Note 17 - Regulatory Capital (Details Textual)	12 Months Ended
	Dec. 31, 2016	Jan. 01, 2019
Capital Conservation Buffer Phase in Amount	0.625%
Capital Conservation Buffer Phase-in Number of Years	4 years
Scenario, Forecast [Member]
Capital Conservation Buffer Maximum Percentage		2.50%